Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HARDING LOEVNER FUNDS INC
Prospectus Date	rr_ProspectusDate	Feb. 28, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Harding, Loevner Funds, Inc. (the “Fund”)

Supplement dated June 30, 2020 to the

Summary Prospectuses for Global Equity Portfolio (Institutional Class, Institutional Class Z and Advisor Class) and International Small Companies Portfolio (Institutional Class and Investor Class), each dated February 28, 2020, as supplemented (the “Summary Prospectuses”) and

Prospectus for Individual Investors, Prospectus for Institutional Investors, and Prospectus for Institutional Investors – Institutional Class Z, each dated February 28, 2020, as supplemented (the “Prospectuses”)

The Board of Directors of the Fund has approved a reduction in the management fee for each of the Global Equity Portfolio and International Small Companies Portfolio (together, the “Portfolios”). The reduction in the management fee becomes effective as of July 1, 2020 for the Global Equity Portfolio, and as of November 1, 2020 for the International Small Companies Portfolio.

Global Equity Portfolio – Institutional Class

Accordingly, effective July 1, 2020, the “Portfolio Summary—Portfolio Fees and Expenses” section of the Global Equity Portfolio’s Institutional Class Summary Prospectus and Prospectus is deleted and replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Institutional Class of the Portfolio. The table does not take into account brokerage commissions that you may pay on your purchases and sales of Institutional Class shares of the Portfolio.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Redemption Fee (as a percentage of amount redeemed within 90 days or less from the date of purchase)	None
ANNUAL PORTFOLIO OPERATING EXPENSES[1] (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%

Distribution (12b-1) Fees	None

Other Expenses	0.13%
Total Annual Portfolio Operating Expenses	0.88%
Fee Waiver and/or Expense Reimbursement[2]	0.00%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement[2]	0.88%

[1] Expense information in this table has been restated to reflect current fees. Therefore, the expenses in this table will not correlate to the expenses shown in the Financial Highlights of the Portfolio.

[2] Harding Loevner LP has contractually agreed to waive a portion of its management fee and/or reimburse the Institutional Class of the Portfolio for its other operating expenses to the extent Total Annual Portfolio Operating Expenses (excluding dividend expenses, borrowing costs, interest expense relating to short sales, interest, taxes, brokerage commissions and extraordinary expenses), as a percentage of average daily net assets, exceed 0.90% through February 28, 2022. This fee waiver and expense reimbursement agreement may be terminated by the Board at any time and will automatically terminate upon the termination of the Investment Advisory Agreement.

Example: This example is intended to help you compare the cost of investing in the Institutional Class of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Institutional Class of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Institutional Class’s operating expenses remain the same. The example does not take into account brokerage commissions that you may pay on your purchases and sales of Institutional Class shares of the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
90	281	488	1084

International Small Companies Portfolio – Institutional Class

Accordingly, effective November 1, 2020, the “Portfolio Summary—Portfolio Fees and Expenses” section of the International Small Companies Portfolio’s Institutional Class Summary Prospectus and Prospectus is deleted and replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Institutional Class of the Portfolio. The table does not take into account brokerage commissions that you may pay on your purchases and sales of Institutional Class shares of the Portfolio.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Redemption Fee (as a percentage of amount redeemed within 90 days or less from the date of purchase)	None
ANNUAL PORTFOLIO OPERATING EXPENSES[1] (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%

Distribution (12b-1) Fees	None

Other Expenses	0.23%
Total Annual Portfolio Operating Expenses	1.23%
Fee Waiver and/or Expense Reimbursement[2]	-0.08%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement[2]	1.15%

[1] Expense information in this table has been restated to reflect current fees. Therefore, the expenses in this table will not correlate to the expenses shown in the Financial Highlights of the Portfolio.

[2] Harding Loevner LP has contractually agreed to waive a portion of its management fee and/or reimburse the Institutional Class of the Portfolio for its other operating expenses to the extent Total Annual Portfolio Operating Expenses (excluding dividend expenses, borrowing costs, interest expense relating to short sales, interest, taxes, brokerage commissions and extraordinary expenses), as a percentage of average daily net assets, exceed 1.15% through February 28, 2021. This fee waiver and expense reimbursement agreement may be terminated by the Board at any time and will automatically terminate upon the termination of the Investment Advisory Agreement.

Example: This example is intended to help you compare the cost of investing in the Institutional Class of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Institutional Class of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Institutional Class’s operating expenses remain the same, except that the example assumes the fee waiver and expense reimbursement agreement pertains only through February 28, 2021. The example does not take into account brokerage commissions that you may pay on your purchases and sales of Institutional Class shares of the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
117	382	668	1482

Global Equity Portfolio – Advisor Class

Accordingly, effective July 1, 2020, the “Portfolio Summary—Portfolio Fees and Expenses” section of the Global Equity Portfolio’s Advisor Class Summary Prospectus and Prospectus is deleted and replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Advisor Class of the Portfolio. The table does not take into account brokerage commissions that you may pay on your purchases and sales of Advisor Class shares of the Portfolio.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Redemption Fee (as a percentage of amount redeemed within 90 days or less from the date of purchase)	None
ANNUAL PORTFOLIO OPERATING EXPENSES[1] (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%

Distribution (12b-1) Fees	None

Other Expenses	0.32%
Total Annual Portfolio Operating Expenses	1.07%
Fee Waiver and/or Expense Reimbursement[2]	0.00%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement[2]	1.07%

[1] Expense information in this table has been restated to reflect current fees. Therefore, the expenses in this table will not correlate to the expenses shown in the Financial Highlights of the Portfolio.

[2] Harding Loevner LP has contractually agreed to waive a portion of its management fee and/or reimburse the Advisor Class of the Portfolio for its other operating expenses to the extent Total Annual Portfolio Operating Expenses (excluding dividend expenses, borrowing costs, interest expense relating to short sales, interest, taxes, brokerage commissions and extraordinary expenses), as a percentage of average daily net assets, exceed 1.20% through February 28, 2022. This fee waiver and expense reimbursement agreement may be terminated by the Board at any time and will automatically terminate upon the termination of the Investment Advisory Agreement.

Example: This example is intended to help you compare the cost of investing in the Advisor Class of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Advisor Class of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Advisor Class’s operating expenses remain the same. The example does not take into account brokerage commissions that you may pay on your purchases and sales of Advisor Class shares of the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
109	340	590	1306

International Small Companies Portfolio – Investor Class

Accordingly, effective November 1, 2020, the “Portfolio Summary—Portfolio Fees and Expenses” section of the International Small Companies Portfolio’s Investor Class Summary Prospectus and Prospectus is deleted and replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Investor Class of the Portfolio.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Redemption Fee (as a percentage of amount redeemed within 90 days or less from the date of purchase)	None
ANNUAL PORTFOLIO OPERATING EXPENSES[1] (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%

Distribution (12b-1) Fees	0.25%

Other Expenses	0.30%
Total Annual Portfolio Operating Expenses	1.55%
Fee Waiver and/or Expense Reimbursement[2]	-0.15%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement[2]	1.40%

[1] Expense information in this table has been restated to reflect current fees. Therefore, the expenses in this table will not correlate to the expenses shown in the Financial Highlights of the Portfolio.

[2] Harding Loevner LP has contractually agreed to waive a portion of its management fee and/or reimburse the Investor Class of the Portfolio for its other operating expenses to the extent Total Annual Portfolio Operating Expenses (excluding dividend expenses, borrowing costs, interest expense relating to short sales, interest, taxes, brokerage commissions and extraordinary expenses), as a percentage of average daily net assets, exceed 1.40% through February 28, 2021. This fee waiver and expense reimbursement agreement may be terminated by the Board at any time and will automatically terminate upon the termination of the Investment Advisory Agreement.

Example: This example is intended to help you compare the cost of investing in the Investor Class of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Investor Class of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Investor Class’s operating expenses remain the same, except that the example assumes the fee waiver and expense reimbursement agreement pertains only through February 28, 2021. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
143	475	831	1833

Global Equity Portfolio – Institutional Class Z

Accordingly, effective July 1, 2020, the “Portfolio Summary—Portfolio Fees and Expenses” section of the Global Equity Portfolio’s Institutional Class Z Summary Prospectus and Prospectus is deleted and replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold the Portfolio’s Institutional Class Z shares.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Redemption Fee (as a percentage of amount redeemed within 90 days or less from the date of purchase)	None
ANNUAL PORTFOLIO OPERATING EXPENSES[1] (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%

Distribution (12b-1) Fees	None

Other Expenses	0.08%
Total Annual Portfolio Operating Expenses	0.83%
Fee Waiver and/or Expense Reimbursement[2]	-0.03%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement[2]	0.80%

[1] Expense information in this table has been restated to reflect current fees. Therefore, the expenses in this table will not correlate to the expenses shown in the Financial Highlights of the Portfolio.

[2] Harding Loevner LP has contractually agreed to waive a portion of its management fee and/or reimburse the Portfolio’s Institutional Class Z for its other operating expenses to the extent Total Annual Portfolio Operating Expenses (excluding dividend expenses, borrowing costs, interest expense relating to short sales, interest, taxes, brokerage commissions and extraordinary expenses), as a percentage of average daily net assets, exceed 0.80% through February 28, 2022. This fee waiver and expense reimbursement agreement may be terminated by the Board at any time and will automatically terminate upon the termination of the Investment Advisory Agreement.

Example: This example is intended to help you compare the cost of investing in the Portfolio’s Institutional Class Z with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio’s Institutional Class Z shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Institutional Class Z’s operating expenses remain the same, except that the example assumes the fee waiver and expense reimbursement agreement pertains only through February 28, 2022. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
82	262	458	1023

Institutional | Harding Loevner Global Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Harding, Loevner Funds, Inc. (the “Fund”)

Supplement dated June 30, 2020 to the

Summary Prospectuses for Global Equity Portfolio (Institutional Class, Institutional Class Z and Advisor Class) and International Small Companies Portfolio (Institutional Class and Investor Class), each dated February 28, 2020, as supplemented (the “Summary Prospectuses”) and

Prospectus for Individual Investors, Prospectus for Institutional Investors, and Prospectus for Institutional Investors – Institutional Class Z, each dated February 28, 2020, as supplemented (the “Prospectuses”)

The Board of Directors of the Fund has approved a reduction in the management fee for each of the Global Equity Portfolio and International Small Companies Portfolio (together, the “Portfolios”). The reduction in the management fee becomes effective as of July 1, 2020 for the Global Equity Portfolio, and as of November 1, 2020 for the International Small Companies Portfolio.

Global Equity Portfolio – Institutional Class

Accordingly, effective July 1, 2020, the “Portfolio Summary—Portfolio Fees and Expenses” section of the Global Equity Portfolio’s Institutional Class Summary Prospectus and Prospectus is deleted and replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Institutional Class of the Portfolio. The table does not take into account brokerage commissions that you may pay on your purchases and sales of Institutional Class shares of the Portfolio.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Redemption Fee (as a percentage of amount redeemed within 90 days or less from the date of purchase)	None
ANNUAL PORTFOLIO OPERATING EXPENSES[1] (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%

Distribution (12b-1) Fees	None

Other Expenses	0.13%
Total Annual Portfolio Operating Expenses	0.88%
Fee Waiver and/or Expense Reimbursement[2]	0.00%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement[2]	0.88%

[1] Expense information in this table has been restated to reflect current fees. Therefore, the expenses in this table will not correlate to the expenses shown in the Financial Highlights of the Portfolio.

[2] Harding Loevner LP has contractually agreed to waive a portion of its management fee and/or reimburse the Institutional Class of the Portfolio for its other operating expenses to the extent Total Annual Portfolio Operating Expenses (excluding dividend expenses, borrowing costs, interest expense relating to short sales, interest, taxes, brokerage commissions and extraordinary expenses), as a percentage of average daily net assets, exceed 0.90% through February 28, 2022. This fee waiver and expense reimbursement agreement may be terminated by the Board at any time and will automatically terminate upon the termination of the Investment Advisory Agreement.

Example: This example is intended to help you compare the cost of investing in the Institutional Class of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Institutional Class of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Institutional Class’s operating expenses remain the same. The example does not take into account brokerage commissions that you may pay on your purchases and sales of Institutional Class shares of the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
90	281	488	1084

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Institutional Class of the Portfolio. The table does not take into account brokerage commissions that you may pay on your purchases and sales of Institutional Class shares of the Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense information in this table has been restated to reflect current fees. Therefore, the expenses in this table will not correlate to the expenses shown in the Financial Highlights of the Portfolio.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Institutional Class of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Institutional Class of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Institutional Class’s operating expenses remain the same. The example does not take into account brokerage commissions that you may pay on your purchases and sales of Institutional Class shares of the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Institutional | Harding Loevner Global Equity Portfolio | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed within 90 days or less from the date of purchase)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.75%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.13%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.88%	[1]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[1],[2]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.88%	[1],[2]
1 YEAR	rr_ExpenseExampleYear01	$ 90
3 YEARS	rr_ExpenseExampleYear03	281
5 YEARS	rr_ExpenseExampleYear05	488
10 YEARS	rr_ExpenseExampleYear10	$ 1,084
Institutional | Harding Loevner International Small Companies Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Harding, Loevner Funds, Inc. (the “Fund”)

Supplement dated June 30, 2020 to the

Summary Prospectuses for Global Equity Portfolio (Institutional Class, Institutional Class Z and Advisor Class) and International Small Companies Portfolio (Institutional Class and Investor Class), each dated February 28, 2020, as supplemented (the “Summary Prospectuses”) and

Prospectus for Individual Investors, Prospectus for Institutional Investors, and Prospectus for Institutional Investors – Institutional Class Z, each dated February 28, 2020, as supplemented (the “Prospectuses”)

The Board of Directors of the Fund has approved a reduction in the management fee for each of the Global Equity Portfolio and International Small Companies Portfolio (together, the “Portfolios”). The reduction in the management fee becomes effective as of July 1, 2020 for the Global Equity Portfolio, and as of November 1, 2020 for the International Small Companies Portfolio.

International Small Companies Portfolio – Institutional Class

Accordingly, effective November 1, 2020, the “Portfolio Summary—Portfolio Fees and Expenses” section of the International Small Companies Portfolio’s Institutional Class Summary Prospectus and Prospectus is deleted and replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Institutional Class of the Portfolio. The table does not take into account brokerage commissions that you may pay on your purchases and sales of Institutional Class shares of the Portfolio.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Redemption Fee (as a percentage of amount redeemed within 90 days or less from the date of purchase)	None
ANNUAL PORTFOLIO OPERATING EXPENSES[1] (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%

Distribution (12b-1) Fees	None

Other Expenses	0.23%
Total Annual Portfolio Operating Expenses	1.23%
Fee Waiver and/or Expense Reimbursement[2]	-0.08%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement[2]	1.15%

[1] Expense information in this table has been restated to reflect current fees. Therefore, the expenses in this table will not correlate to the expenses shown in the Financial Highlights of the Portfolio.

[2] Harding Loevner LP has contractually agreed to waive a portion of its management fee and/or reimburse the Institutional Class of the Portfolio for its other operating expenses to the extent Total Annual Portfolio Operating Expenses (excluding dividend expenses, borrowing costs, interest expense relating to short sales, interest, taxes, brokerage commissions and extraordinary expenses), as a percentage of average daily net assets, exceed 1.15% through February 28, 2021. This fee waiver and expense reimbursement agreement may be terminated by the Board at any time and will automatically terminate upon the termination of the Investment Advisory Agreement.

Example: This example is intended to help you compare the cost of investing in the Institutional Class of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Institutional Class of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Institutional Class’s operating expenses remain the same, except that the example assumes the fee waiver and expense reimbursement agreement pertains only through February 28, 2021. The example does not take into account brokerage commissions that you may pay on your purchases and sales of Institutional Class shares of the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
117	382	668	1482

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Institutional Class of the Portfolio. The table does not take into account brokerage commissions that you may pay on your purchases and sales of Institutional Class shares of the Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2021
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense information in this table has been restated to reflect current fees. Therefore, the expenses in this table will not correlate to the expenses shown in the Financial Highlights of the Portfolio.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Institutional Class of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Institutional Class of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Institutional Class’s operating expenses remain the same, except that the example assumes the fee waiver and expense reimbursement agreement pertains only through February 28, 2021. The example does not take into account brokerage commissions that you may pay on your purchases and sales of Institutional Class shares of the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Institutional | Harding Loevner International Small Companies Portfolio | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed within 90 days or less from the date of purchase)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.23%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.23%	[1]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[1],[3]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.15%	[1],[3]
1 YEAR	rr_ExpenseExampleYear01	$ 117
3 YEARS	rr_ExpenseExampleYear03	382
5 YEARS	rr_ExpenseExampleYear05	668
10 YEARS	rr_ExpenseExampleYear10	$ 1,482
Advisor | Harding Loevner Global Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Harding, Loevner Funds, Inc. (the “Fund”)

Supplement dated June 30, 2020 to the

Summary Prospectuses for Global Equity Portfolio (Institutional Class, Institutional Class Z and Advisor Class) and International Small Companies Portfolio (Institutional Class and Investor Class), each dated February 28, 2020, as supplemented (the “Summary Prospectuses”) and

Prospectus for Individual Investors, Prospectus for Institutional Investors, and Prospectus for Institutional Investors – Institutional Class Z, each dated February 28, 2020, as supplemented (the “Prospectuses”)

The Board of Directors of the Fund has approved a reduction in the management fee for each of the Global Equity Portfolio and International Small Companies Portfolio (together, the “Portfolios”). The reduction in the management fee becomes effective as of July 1, 2020 for the Global Equity Portfolio, and as of November 1, 2020 for the International Small Companies Portfolio.

Global Equity Portfolio – Advisor Class

Accordingly, effective July 1, 2020, the “Portfolio Summary—Portfolio Fees and Expenses” section of the Global Equity Portfolio’s Advisor Class Summary Prospectus and Prospectus is deleted and replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Advisor Class of the Portfolio. The table does not take into account brokerage commissions that you may pay on your purchases and sales of Advisor Class shares of the Portfolio.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Redemption Fee (as a percentage of amount redeemed within 90 days or less from the date of purchase)	None
ANNUAL PORTFOLIO OPERATING EXPENSES[1] (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%

Distribution (12b-1) Fees	None

Other Expenses	0.32%
Total Annual Portfolio Operating Expenses	1.07%
Fee Waiver and/or Expense Reimbursement[2]	0.00%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement[2]	1.07%

[1] Expense information in this table has been restated to reflect current fees. Therefore, the expenses in this table will not correlate to the expenses shown in the Financial Highlights of the Portfolio.

[2] Harding Loevner LP has contractually agreed to waive a portion of its management fee and/or reimburse the Advisor Class of the Portfolio for its other operating expenses to the extent Total Annual Portfolio Operating Expenses (excluding dividend expenses, borrowing costs, interest expense relating to short sales, interest, taxes, brokerage commissions and extraordinary expenses), as a percentage of average daily net assets, exceed 1.20% through February 28, 2022. This fee waiver and expense reimbursement agreement may be terminated by the Board at any time and will automatically terminate upon the termination of the Investment Advisory Agreement.

Example: This example is intended to help you compare the cost of investing in the Advisor Class of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Advisor Class of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Advisor Class’s operating expenses remain the same. The example does not take into account brokerage commissions that you may pay on your purchases and sales of Advisor Class shares of the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
109	340	590	1306

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Advisor Class of the Portfolio. The table does not take into account brokerage commissions that you may pay on your purchases and sales of Advisor Class shares of the Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense information in this table has been restated to reflect current fees. Therefore, the expenses in this table will not correlate to the expenses shown in the Financial Highlights of the Portfolio.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Advisor Class of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Advisor Class of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Advisor Class’s operating expenses remain the same. The example does not take into account brokerage commissions that you may pay on your purchases and sales of Advisor Class shares of the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Advisor | Harding Loevner Global Equity Portfolio | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed within 90 days or less from the date of purchase)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.75%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.32%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.07%	[1]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[1],[4]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.07%	[1],[4]
1 YEAR	rr_ExpenseExampleYear01	$ 109
3 YEARS	rr_ExpenseExampleYear03	340
5 YEARS	rr_ExpenseExampleYear05	590
10 YEARS	rr_ExpenseExampleYear10	$ 1,306
Investor | Harding Loevner International Small Companies Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Harding, Loevner Funds, Inc. (the “Fund”)

Supplement dated June 30, 2020 to the

Summary Prospectuses for Global Equity Portfolio (Institutional Class, Institutional Class Z and Advisor Class) and International Small Companies Portfolio (Institutional Class and Investor Class), each dated February 28, 2020, as supplemented (the “Summary Prospectuses”) and

Prospectus for Individual Investors, Prospectus for Institutional Investors, and Prospectus for Institutional Investors – Institutional Class Z, each dated February 28, 2020, as supplemented (the “Prospectuses”)

The Board of Directors of the Fund has approved a reduction in the management fee for each of the Global Equity Portfolio and International Small Companies Portfolio (together, the “Portfolios”). The reduction in the management fee becomes effective as of July 1, 2020 for the Global Equity Portfolio, and as of November 1, 2020 for the International Small Companies Portfolio.

International Small Companies Portfolio – Investor Class

Accordingly, effective November 1, 2020, the “Portfolio Summary—Portfolio Fees and Expenses” section of the International Small Companies Portfolio’s Investor Class Summary Prospectus and Prospectus is deleted and replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Investor Class of the Portfolio.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Redemption Fee (as a percentage of amount redeemed within 90 days or less from the date of purchase)	None
ANNUAL PORTFOLIO OPERATING EXPENSES[1] (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%

Distribution (12b-1) Fees	0.25%

Other Expenses	0.30%
Total Annual Portfolio Operating Expenses	1.55%
Fee Waiver and/or Expense Reimbursement[2]	-0.15%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement[2]	1.40%

[1] Expense information in this table has been restated to reflect current fees. Therefore, the expenses in this table will not correlate to the expenses shown in the Financial Highlights of the Portfolio.

[2] Harding Loevner LP has contractually agreed to waive a portion of its management fee and/or reimburse the Investor Class of the Portfolio for its other operating expenses to the extent Total Annual Portfolio Operating Expenses (excluding dividend expenses, borrowing costs, interest expense relating to short sales, interest, taxes, brokerage commissions and extraordinary expenses), as a percentage of average daily net assets, exceed 1.40% through February 28, 2021. This fee waiver and expense reimbursement agreement may be terminated by the Board at any time and will automatically terminate upon the termination of the Investment Advisory Agreement.

Example: This example is intended to help you compare the cost of investing in the Investor Class of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Investor Class of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Investor Class’s operating expenses remain the same, except that the example assumes the fee waiver and expense reimbursement agreement pertains only through February 28, 2021. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
143	475	831	1833

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Investor Class of the Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2021
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense information in this table has been restated to reflect current fees. Therefore, the expenses in this table will not correlate to the expenses shown in the Financial Highlights of the Portfolio.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Investor Class of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Investor Class of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Investor Class’s operating expenses remain the same, except that the example assumes the fee waiver and expense reimbursement agreement pertains only through February 28, 2021. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investor | Harding Loevner International Small Companies Portfolio | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed within 90 days or less from the date of purchase)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.30%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.55%	[1]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[1],[5]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.40%	[1],[5]
1 YEAR	rr_ExpenseExampleYear01	$ 143
3 YEARS	rr_ExpenseExampleYear03	475
5 YEARS	rr_ExpenseExampleYear05	831
10 YEARS	rr_ExpenseExampleYear10	$ 1,833
Institutional Z | Harding Loevner Global Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Harding, Loevner Funds, Inc. (the “Fund”)

Supplement dated June 30, 2020 to the

Summary Prospectuses for Global Equity Portfolio (Institutional Class, Institutional Class Z and Advisor Class) and International Small Companies Portfolio (Institutional Class and Investor Class), each dated February 28, 2020, as supplemented (the “Summary Prospectuses”) and

Prospectus for Individual Investors, Prospectus for Institutional Investors, and Prospectus for Institutional Investors – Institutional Class Z, each dated February 28, 2020, as supplemented (the “Prospectuses”)

The Board of Directors of the Fund has approved a reduction in the management fee for each of the Global Equity Portfolio and International Small Companies Portfolio (together, the “Portfolios”). The reduction in the management fee becomes effective as of July 1, 2020 for the Global Equity Portfolio, and as of November 1, 2020 for the International Small Companies Portfolio.

Global Equity Portfolio – Institutional Class Z

Accordingly, effective July 1, 2020, the “Portfolio Summary—Portfolio Fees and Expenses” section of the Global Equity Portfolio’s Institutional Class Z Summary Prospectus and Prospectus is deleted and replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold the Portfolio’s Institutional Class Z shares.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Redemption Fee (as a percentage of amount redeemed within 90 days or less from the date of purchase)	None
ANNUAL PORTFOLIO OPERATING EXPENSES[1] (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%

Distribution (12b-1) Fees	None

Other Expenses	0.08%
Total Annual Portfolio Operating Expenses	0.83%
Fee Waiver and/or Expense Reimbursement[2]	-0.03%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement[2]	0.80%

[1] Expense information in this table has been restated to reflect current fees. Therefore, the expenses in this table will not correlate to the expenses shown in the Financial Highlights of the Portfolio.

[2] Harding Loevner LP has contractually agreed to waive a portion of its management fee and/or reimburse the Portfolio’s Institutional Class Z for its other operating expenses to the extent Total Annual Portfolio Operating Expenses (excluding dividend expenses, borrowing costs, interest expense relating to short sales, interest, taxes, brokerage commissions and extraordinary expenses), as a percentage of average daily net assets, exceed 0.80% through February 28, 2022. This fee waiver and expense reimbursement agreement may be terminated by the Board at any time and will automatically terminate upon the termination of the Investment Advisory Agreement.

Example: This example is intended to help you compare the cost of investing in the Portfolio’s Institutional Class Z with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio’s Institutional Class Z shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Institutional Class Z’s operating expenses remain the same, except that the example assumes the fee waiver and expense reimbursement agreement pertains only through February 28, 2022. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
82	262	458	1023

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold the Portfolio’s Institutional Class Z shares.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense information in this table has been restated to reflect current fees. Therefore, the expenses in this table will not correlate to the expenses shown in the Financial Highlights of the Portfolio.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Portfolio’s Institutional Class Z with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio’s Institutional Class Z shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Institutional Class Z’s operating expenses remain the same, except that the example assumes the fee waiver and expense reimbursement agreement pertains only through February 28, 2022. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Institutional Z | Harding Loevner Global Equity Portfolio | Institutional Class Z
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed within 90 days or less from the date of purchase)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.75%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.08%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.83%	[1]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[1],[6]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.80%	[1],[6]
1 YEAR	rr_ExpenseExampleYear01	$ 82
3 YEARS	rr_ExpenseExampleYear03	262
5 YEARS	rr_ExpenseExampleYear05	458
10 YEARS	rr_ExpenseExampleYear10	$ 1,023

[1]	Expense information in this table has been restated to reflect current fees. Therefore, the expenses in this table will not correlate to the expenses shown in the Financial Highlights of the Portfolio.
[2]	Harding Loevner LP has contractually agreed to waive a portion of its management fee and/or reimburse the Institutional Class of the Portfolio for its other operating expenses to the extent Total Annual Portfolio Operating Expenses (excluding dividend expenses, borrowing costs, interest expense relating to short sales, interest, taxes, brokerage commissions and extraordinary expenses), as a percentage of average daily net assets, exceed 0.90% through February 28, 2022. This fee waiver and expense reimbursement agreement may be terminated by the Board at any time and will automatically terminate upon the termination of the Investment Advisory Agreement.
[3]	Harding Loevner LP has contractually agreed to waive a portion of its management fee and/or reimburse the Institutional Class of the Portfolio for its other operating expenses to the extent Total Annual Portfolio Operating Expenses (excluding dividend expenses, borrowing costs, interest expense relating to short sales, interest, taxes, brokerage commissions and extraordinary expenses), as a percentage of average daily net assets, exceed 1.15% through February 28, 2021. This fee waiver and expense reimbursement agreement may be terminated by the Board at any time and will automatically terminate upon the termination of the Investment Advisory Agreement.
[4]	Harding Loevner LP has contractually agreed to waive a portion of its management fee and/or reimburse the Advisor Class of the Portfolio for its other operating expenses to the extent Total Annual Portfolio Operating Expenses (excluding dividend expenses, borrowing costs, interest expense relating to short sales, interest, taxes, brokerage commissions and extraordinary expenses), as a percentage of average daily net assets, exceed 1.20% through February 28, 2022. This fee waiver and expense reimbursement agreement may be terminated by the Board at any time and will automatically terminate upon the termination of the Investment Advisory Agreement.
[5]	Harding Loevner LP has contractually agreed to waive a portion of its management fee and/or reimburse the Investor Class of the Portfolio for its other operating expenses to the extent Total Annual Portfolio Operating Expenses (excluding dividend expenses, borrowing costs, interest expense relating to short sales, interest, taxes, brokerage commissions and extraordinary expenses), as a percentage of average daily net assets, exceed 1.40% through February 28, 2021. This fee waiver and expense reimbursement agreement may be terminated by the Board at any time and will automatically terminate upon the termination of the Investment Advisory Agreement.
[6]	Harding Loevner LP has contractually agreed to waive a portion of its management fee and/or reimburse the Portfolio’s Institutional Class Z for its other operating expenses to the extent Total Annual Portfolio Operating Expenses (excluding dividend expenses, borrowing costs, interest expense relating to short sales, interest, taxes, brokerage commissions and extraordinary expenses), as a percentage of average daily net assets, exceed 0.80% through February 28, 2022. This fee waiver and expense reimbursement agreement may be terminated by the Board at any time and will automatically terminate upon the termination of the Investment Advisory Agreement.